Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Composition of Assets, Grouped By Major Classification	Composition of assets, grouped by major classification, is as follows:
	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Computers and electronic equipment	$2,148	$2,089
Office furniture and equipment	158	158
Vehicles	116	121
Leasehold improvements	27	27
	2,449	2,395
Less - accumulated depreciation and amortization	(2,233)	(2,170)

	$216	$225

Schedule of Property and Equipment by Geographical Location	Property and equipment, net - by geographical location:
	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Israel	$88	$74
Romania	58	70
Germany	70	81

Total	$216	$225